COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	6 Months Ended	27 Months Ended	38 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Feb. 28, 2019 Employee
Indemnification agreement limit as a percentage of shareholders' equity	25.00%
Amount of net equity of indemnification	$ 3,000,000
Number of former employees filing lawsuits | Employee			2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	120,000	$ 355,000
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 1,716,000